United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/2011

Date of Reporting Period:  Quarter ended 02/28/11

Item 1.                      Schedule of Investments

Federated Emerging Market Debt Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS – 0.0%
		Cable & Wireless Television – 0.0%
$2,500	[1]	Satelites Mexicanos SA, de CV, Class INS (IDENTIFIED COST $927,252)	28,750
		Corporate Bonds – 33.1%
		Banking – 3.7%
1,500,000	[2,3]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	1,485,000
2,800,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	2,703,615
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,577,176
		TOTAL	5,765,791
		Broadcast Radio & TV – 1.6%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,540,912
		Building Materials – 0.4%
615,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	651,900
		Cable & Wireless Television – 0.8%
500,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.50%, 1/27/2020	582,500
1,545,875		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	618,350
		TOTAL	1,200,850
		Conglomerates – 1.0%
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,563,750
		Construction & Engineering – 1.0%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,620,000
		Container & Glass Products – 1.6%
1,300,000	[4]	Vitro SA, Note, 11.75%, 11/1/2013	1,001,650
2,000,000	[4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,541,000
		TOTAL	2,542,650
		Finance – 0.3%
500,000	[2,3]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	528,750
		Materials – 1.0%
1,400,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	1,547,000
		Metals & Mining – 3.2%
1,300,000	[2,3]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,438,125
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,523,065
		TOTAL	4,961,190
		Mortgage Banks – 1.0%
1,500,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	1,586,250
		Oil & Gas – 6.1%
1,000,000	[2,3]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,155,000
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	813,750
1,000,000	[2,3]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	984,779
1,000,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	961,540
1,000,000	[2,3]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,028,800
1,000,000	[2,3]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,016,300
2,000,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	1,997,970
1,000,000		Petroleos de Venezuela, S.A., Sub., Series 2016, 5.125%, 10/28/2016	572,500
1

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
$958,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	977,500
		TOTAL	9,508,139
		Paper Products – 2.0%
1,000,000		Fibria Overseas Finance, Company Guarantee, 6.750%, 3/3/2021	991,070
2,000,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	2,140,000
		TOTAL	3,131,070
		Real Estate – 1.2%
1,900,000	[2,3]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	1,862,834
		Telecommunications & Cellular – 6.0%
650,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	744,250
600,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	630,000
1,000,000	[2,3]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,105,000
1,500,000	[2,3]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,683,750
500,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	469,557
1,000,000	[2,3]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	938,234
1,400,000	[2,3]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,356,600
1,200,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,257,000
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,135,250
		TOTAL	9,319,641
		Utilities – 2.2%
2,000,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	1,876,264
3,126,000,000	[2,3]	Empresas Public Medelllin, Sr. Unsecd. Note, Series 144A, 8.375%, 2/1/2021	1,646,764
		TOTAL	3,523,028
		TOTAL CORPORATE BONDS (IDENTIFIED COST $50,609,868)	51,853,755
		Floating Rate Loan – 0.2%
600,000	[5]	Carolbrl, 4.0595%, 9/28/2011 (IDENTIFIED COST $589,555)	336,000
		Governments/Agencies – 64.8%
		Sovereign – 64.8%
15,000,000		Argentina, Government of, Note, 3.16878%, 12/15/2035	1,545,000
12,033,799		Argentina, Government of, Note, 8.28%, 12/31/2033	10,349,067
815,000		Belize, Government of, Unsub., 6.00%, 2/20/2029	696,825
14,050,000		Brazil, Government of, Note, 10.00%, 1/1/2017	7,757,039
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,797,193
545,000	[2,3]	Central Bank of Nigeria, Series 144A, 6.75%, 1/28/2021	538,187
507,000,000		Chile, Government of, Note, 5.50%, 8/5/2020	1,067,486
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	2,840,400
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	404,712
900,000	[2,3]	Croatia, Government of, Note, Series 144A, 6.625%, 7/14/2020	929,250
2,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	2,587,500
480,000	[2,3]	Egypt, Government of, Note, Series 144A, 5.75%, 4/29/2020	447,600
1,050,000	[2,3]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	945,000
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	598,482
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	1,939,500
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,237,500
1,350,000	[2,3]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,417,500
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,479,257
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,147,653
4,276,000		Peru, Government of, 6.55%, 3/14/2037	4,724,980
2

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
$6,825,000		Peru, Government of, Sr. Unsecd. Note, 7.84%, 8/12/2020	2,766,561
88,000,000		Philippines, Government of, Sr. Unsecd. Note, 4.95%, 1/15/2021	1,993,577
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	4,979,600
4,600,000	[2,3]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	4,594,250
4,967,250		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,755,553
600,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	633,000
555,000		Sri Lanka, Government of, Note, 7.40%, 1/22/2015	606,337
650,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	643,500
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,816,200
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,120,575
6,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	6,000,000
4,000,000		United Mexican States, 6.75%, 9/27/2034	4,462,262
1,500,000		Venezuela, Government of, 10.75%, 9/19/2013	1,496,250
12,250,000		Venezuela, Government of, 9.375%, 1/13/2034	8,207,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $96,688,791)	101,525,296
		U.S. Treasury – 1.1%
825,000		United States Treasury Bill, 0.155%, 4/21/2011	824,851
770,000		United States Treasury Bill, 0.160%, 6/2/2011	769,731
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,594,500)	1,594,582
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $150,409,966)[6]	155,338,383
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[7]	1,302,336
		TOTAL NET ASSETS — 100%	$156,640,719

At February 28, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/18/2011	1,302,344 Euro	144,716,500 Japanese Yen	$27,597
Contracts Sold:
3/18/2011	1,289,556 Euro	144,716,500 Japanese Yen	$(9,953)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$17,644

3

At February 28, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Barclays Capital, Inc.	Citigroup Global Markets, Inc.	Standard Chartered Bank
Reference Entity	CDX Index EM Series 14	CDX Index EM Series 14	CDX Index EM Series 14
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%	5.00%
Expiration Date	12/20/2015	12/20/2015	12/20/2015
Implied Credit Spread at 2/28/2011[8]	5.00%	5.00%	5.00%
Notional Amount	$5,800,000	$5,150,000	$5,800,000
Market Value	$(711,365)	$(631,643)	$(711,365)
Upfront Premiums Paid/(Received)	$(748,200)	$(661,775)	$(739,500)
Unrealized Appreciation	$36,835	$30,132	$28,135

Net Unrealized Appreciation on Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net”.

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $45,127,275, which represented 28.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2011, these liquid restricted securities amounted to $43,753,025, which represented 27.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at February 28, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$744,250
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$591,750	$630,000
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	At February 28, 2011, the cost of investments for federal tax purposes was $150,038,206. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and swap contracts was $5,300,177. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,267,898 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,967,721.
7	Assets, other than investments in securities, less liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

4

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

5

Federated International Leaders Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 90.1%
		Australia – 1.3%
974,700		Boart Longyear Group	4,584,843
		Bermuda – 5.0%
321,576		Invesco Ltd.	8,631,100
205,269	[1]	Signet Jewelers Ltd.	9,005,151
		TOTAL	17,636,251
		Canada – 3.7%
173,616		Nexen, Inc.	4,737,338
66,600		Potash Corp. of Saskatchewan, Inc.	4,102,560
129,414		Sun Life Financial Services of Canada	4,301,721
		TOTAL	13,141,619
		France – 9.6%
232,200		AXA	4,876,859
133,264		Accor SA	6,266,312
134,002		BNP Paribas SA	10,462,549
115,764	[1]	Edenred	3,050,398
22,923		L'Oreal SA	2,664,730
346,103		Tf1 — Tv Francaise	6,724,676
		TOTAL	34,045,524
		Germany, Federal Republic of – 9.3%
109,475		Bayerische Motoren Werke AG	8,879,895
154,511		Daimler AG	10,884,750
146,148		SAP AG	8,817,315
102,571		ThyssenKrupp AG	4,264,686
		TOTAL	32,846,646
		Hong Kong – 4.5%
678,050	[1]	Dah Sing Financial Group	4,327,053
1,014,900		Hang Lung Properties Ltd.	4,326,487
235,086		Sun Hung Kai Properties	3,791,320
279,000		Wing Hang Bank Ltd.	3,562,731
		TOTAL	16,007,591
		Ireland – 5.2%
317,463		CRH PLC	7,353,224
628,303		Grafton Group PLC	3,255,684
174,200		Ingersoll-Rand PLC, Class A	7,891,260
		TOTAL	18,500,168
		Jersey Channel Isle – 4.2%
516,852		WPP PLC	7,112,461
223,332	[1]	Wolseley PLC	7,773,101
		TOTAL	14,885,562
		Mexico – 2.5%
56,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,111,292
238,300		Grupo Televisa SA, ADR	5,628,646
		TOTAL	8,739,938
		Netherlands – 3.5%
108,283		Akzo Nobel NV	7,362,175
1

Shares			Value in U.S. Dollars
152,486		Philips Electronics NV	4,978,609
		TOTAL	12,340,784
		Norway – 0.3%
23,900		Yara International ASA	1,267,082
		Singapore – 3.3%
518,000		City Developments Ltd.	4,545,432
419,140		DBS Group Holdings Ltd.	4,673,223
182,154		United Overseas Bank Ltd.	2,586,649
		TOTAL	11,805,304
		Spain – 2.7%
780,348		Banco Santander, SA	9,621,576
		Sweden – 3.3%
243,800		Assa Abloy AB, Class B	6,824,830
279,200		Volvo AB, Class B	4,831,426
		TOTAL	11,656,256
		Switzerland – 18.5%
161,500		ABB Ltd.	3,949,284
153,634		Adecco SA	10,343,135
117,512		Compagnie Financiere Richemont SA, Class A	6,722,380
233,256		Credit Suisse Group AG	10,790,381
4,811		Givaudan SA	4,794,948
207,745		Julius Baer Group Ltd.	9,312,861
78,148		Nestle SA	4,424,265
17,049		Swatch Group AG, Class B	7,257,431
320,471	[1]	Weatherford International Ltd.	7,748,989
		TOTAL	65,343,674
		United Kingdom – 12.0%
282,479		Diageo PLC	5,519,721
1,022,879		HSBC Holdings PLC	11,559,446
158,774		Imperial Tobacco Group PLC	5,095,107
224,239		InterContinental Hotels Group PLC	4,986,823
1,137,808		Michael Page International PLC	9,516,584
196,932		Schroders PLC	5,733,748
		TOTAL	42,411,429
		United States – 1.2%
249,900		International Game Technology	4,113,354
		TOTAL COMMON STOCKS (IDENTIFIED COST $223,851,614)	318,947,601
		MUTUAL FUND – 7.4%
26,152,710	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	26,152,710
		TOTAL INVESTMENTS — 97.5% (IDENTIFIED COST $250,004,324)[4]	345,100,311
		OTHER ASSETS AND LIABILITIES - NET — 2.5%[5]	8,733,760
		TOTAL NET ASSETS — 100%	$353,834,071

2

At February 28, 2011, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
3/1/2011	1,916,167 Hong Kong Dollar	$245,852	$189

Unrealized Appreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2011, the cost of investments for federal tax purposes was $250,004,324. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $95,095,987. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $96,962,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,866,741.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

3

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt
4

Federated International Small-Mid Company Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 97.6%
		Australia – 1.0%
650,000		Boart Longyear Group	3,057,503
		Austria – 1.8%
63,157		Andritz AG	5,332,922
		Bermuda – 1.9%
161,237		Invesco Ltd.	4,327,601
416,000		Yue Yuen Industrial Holdings	1,311,351
		TOTAL	5,638,952
		Brazil – 0.7%
38,000	[1]	Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	1,432,980
63,300	[1]	Fleury SA	838,902
		TOTAL	2,271,882
		Canada – 8.2%
38,200		Agrium, Inc.	3,622,031
190,450	[1]	Consolidated Thompson Iron Mines Ltd.	3,352,061
23,800		First Quantum Minerals Ltd.	3,098,863
38,600		National Bank of Canada, Montreal	2,974,212
50,800	[1]	Pacific Rubiales	1,702,484
99,900		SNC-Lavalin Group, Inc.	5,782,899
339,200	[1]	Thompson Creek Metals Co., Inc.	4,470,656
		TOTAL	25,003,206
		Cayman Islands – 2.2%
1,520,000	[1]	Boer Power Holdings, Ltd.	1,434,515
45,900		Herbalife Ltd.	3,599,019
726,800	[1]	Sands China Ltd.	1,728,343
		TOTAL	6,761,877
		Chile – 0.9%
50,400		Sociedad Quimica Y Minera de Chile, ADR	2,670,696
		China – 0.3%
1,654,000	[1]	Winsway Coking Coal Holdings	894,111
		Denmark – 0.8%
108,708	[1]	Chr.Hansen Holding	2,525,052
		France – 9.0%
50,000		Accor SA	2,351,090
37,714		Arkema	2,755,179
25,000		Bureau Veritas SA	1,930,205
124,202	[1]	Faurecia	4,828,985
87,211		JC Decaux SA	2,815,513
56,000		Publicis Groupe	3,194,253
84,000		Rhodia, Inc.	2,417,424
34,500		Technip SA	3,405,896
183,069		Tf1 — Tv Francaise	3,556,974
		TOTAL	27,255,519
		Germany, Federal Republic of – 11.4%
28,985		Adidas AG	1,859,900
116,200		Aixtron SE	4,790,462
129,584		GEA Group AG	4,004,661

Shares			Value in U.S. Dollars
105,990		Gildemeister AG	2,343,099
66,066		Hochtief AG	6,508,467
30,400		Hugo Boss AG, Preference	2,282,106
66,101		Lanxess	4,916,546
141,127		Leoni AG	5,909,634
24,206		Rheinmetall Berlin AG	1,962,430
		TOTAL	34,577,305
		Guernsey – 0.4%
37,400	[1]	Amdocs Ltd.	1,116,016
		Hong Kong – 1.8%
499,500	[1]	Dah Sing Financial Group	3,187,616
1,939,000		Techtronic Industries Co.	2,392,628
		TOTAL	5,580,244
		Indonesia – 0.5%
605,000		PT United Tractors	1,591,112
		Ireland – 2.2%
80,900		Ingersoll-Rand PLC, Class A	3,664,770
133,100	[1]	Warner Chilcott PLC	3,151,808
		TOTAL	6,816,578
		Israel – 1.5%
133,465	[1]	NICE-Systems Ltd., ADR	4,623,895
		Italy – 1.8%
412,500	[1]	Yoox SpA	5,458,909
		Japan – 4.7%
169,000		Fuji Heavy Industries Ltd.	1,448,188
122,200		Hitachi Construction Machinery Co. Ltd.	3,048,838
73,400		JSR Corp.	1,569,300
78,000		Nabtesco Corp.	1,847,858
115,200		THK Co. Ltd.	3,027,688
33,400		Tokyo Electron Ltd.	2,180,258
379,000		Ube Industries Ltd.	1,223,103
		TOTAL	14,345,233
		Jersey Channel Isle – 2.5%
349,707		United Business Media Ltd.	4,050,568
106,000	[1]	Wolseley PLC	3,689,345
		TOTAL	7,739,913
		Korea, Republic Of – 1.0%
58,724	[1]	Kia Motors Corp.	2,986,539
		Mexico – 0.7%
555,660		Mexichem SA de CV	2,001,340
		Netherlands – 5.5%
97,419		ASM Lithography Holding NV	4,228,601
49,916		Fugro NV	4,199,021
126,247		Imtech NV	4,556,581
62,084		Koninklijke DSM NV	3,645,806
		TOTAL	16,630,009
		Norway – 2.6%
950,000	[1]	DNO International ASA	1,618,334
58,050		Fred Olsen Energy ASA	2,440,086
240,000		Opera Software ASA	1,204,243

Shares			Value in U.S. Dollars
47,400		Yara International ASA	2,512,957
		TOTAL	7,775,620
		Singapore – 4.8%
239,000		City Developments Ltd.	2,097,217
483,000		Keppel Corp. Ltd.	4,276,286
995,300		Keppel Land Ltd.	3,302,537
1,204,000		Sembcorp Marine Ltd.	5,064,790
		TOTAL	14,740,830
		Spain – 3.0%
115,142		Obrascon Huarte Lain, SA	3,827,665
65,626		Tecnicas Reunidas SA	3,773,207
46,000		Viscofan Industria Navarra De Envolturas Celulosicas SA	1,632,646
		TOTAL	9,233,518
		Sweden – 2.5%
182,000		Assa Abloy AB, Class B	5,094,828
100,523		Getinge AB, Class B	2,455,303
		TOTAL	7,550,131
		Switzerland – 3.0%
92,487		Adecco SA	6,226,522
185,000		Clariant AG	3,050,479
		TOTAL	9,277,001
		Thailand – 2.0%
370,000		Bangkok Bank Public Co. Ltd.	1,936,222
1,924,800		Bank of Ayudhya Ltd.	1,554,949
111,050		Banpu Public Co. Ltd.	2,636,870
		TOTAL	6,128,041
		United Kingdom – 18.9%
204,976	[1]	ASOS PLC	6,271,182
211,789		Aggreko PLC	4,981,942
309,507		Amec PLC	5,856,662
52,669	[1]	Autonomy Corp. PLC	1,406,758
492,729	[1]	Cookson Group PLC	5,238,568
134,317		Croda International PLC	3,458,700
148,900	[1]	Dialog Semiconductor PLC	3,042,051
251,200		Domino's Pizza UK & IRL PLC	1,896,437
159,777		InterContinental Hotels Group PLC	3,553,261
82,967		Johnson Matthey PLC	2,501,935
305,000		Micro Focus International PLC	1,403,179
246,820		Rightmove PLC	3,573,066
122,989		Rolls-Royce Group PLC	1,233,611
288,600	[1]	Carphone Warehouse Group PLC	1,909,490
300,000	[1]	Telecity Group PLC	2,322,890
140,000	[1]	Travis Perkins PLC	2,264,529
55,200		Weir Group PLC (The)	1,538,072
465,861		Wood Group (John) PLC	4,998,354
		TOTAL	57,450,687
		TOTAL COMMON STOCKS (IDENTIFIED COST $194,106,143)	297,034,641
		EXCHANGE-TRADED FUNDS – 1.2%
77,157		iShares MSCI Emerging Markets Index Fund (IDENTIFIED COST $1,877,029)	3,533,019

Shares			Value in U.S. Dollars
		MUTUAL FUNDS – 0.1%
372,450	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	372,450
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $196,355,622)[4]	300,940,110
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[5]	3,487,551
		TOTAL NET ASSETS — 100%	$304,427,661

At February 28, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ Depreciation
Contracts Sold:
3/1/2011	582,320 Singapore Dollar	$457,511	$(360)
3/2/2011	1,410,153 Brazilian Real	$848,212	$663
3/2/2011	783,844 Singapore Dollar	$616,472	$145
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$448

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At February 28, 2011, the cost of investments for federal tax purposes was $196,355,622. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $104,584,488. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,395,597 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,811,109.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securitiesLevel 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2011